INCOME TAX (Schedule of income tax reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Pretax income	$ 74,902	$ 71,249	$ 64,405
Tax computed at the ordinary tax rate	17,227	16,387	14,813
Nondeductible expenses (income)	997	27	(284)
Losses and timing differences in respect of which no deferred taxes assets were recognized	3	(124)	(557)
Tax adjustment in respect of different tax rates	1,526	1,981	1,087
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,218)	(2,624)	(3,133)
Tax related to previous years	(612)	(1,111)	281
Others	(1,024)	43	1,148
Income tax expense (benefit), Total	$ 14,899	$ 14,579	$ 13,355
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Pretax income	100.00%
Tax computed at the ordinary tax rate	23.00%	23.00%	23.00%
Nondeductible expenses (income)	1.30%
Losses and timing differences in respect of which no deferred taxes assets were recognized	0.10%
Tax adjustment in respect of different tax rates, percent	2.00%
Adjustment in respect of tax rate deriving from “approved enterprises”	(4.30%)	(3.70%)	(4.90%)
Tax related to previous years	(0.80%)
Others	(1.40%)
Income tax rate	19.90%	20.50%	20.70%